The Dreyfus/Laurel Funds Trust

- Dreyfus Global Equity Income Fund ("DGEIF")

Incorporated herein by reference is a revised version of the prospectus for DGEIF filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on May 1, 2014 (SEC Accession No. 0000828475-14-000013).